FINANCIAL INSTRUMENTS - Summary of Net Derivative Financial Instruments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current Asset	CAD 4	CAD 9
Non-Current Asset	0	0
Disclosure of financial liabilities [line items]
Current Liability	(79)	(65)
Non-Current Liability	0	(58)
Total	(75)	(114)
Commodity, power, storage and rail financial instruments
Disclosure of financial liabilities [line items]
Current Liability	(31)	(61)
Non-Current Liability		(1)
Total	(27)	(53)
Interest rate
Disclosure of financial liabilities [line items]
Current Liability	(2)	(3)
Non-Current Liability		(3)
Total	(2)	(6)
Foreign exchange
Disclosure of financial liabilities [line items]
Current Liability		(1)
Non-Current Liability
Total	0	(1)
Conversion feature of convertible debentures (Note 14)
Disclosure of financial liabilities [line items]
Current Liability	(46)
Non-Current Liability		(54)
Total	(46)	(54)
Commodity, power, storage and rail financial instruments
Disclosure of financial assets [line items]
Current Asset	4	9
Non-Current Asset
Interest rate
Disclosure of financial assets [line items]
Current Asset
Non-Current Asset
Foreign exchange
Disclosure of financial assets [line items]
Current Asset
Non-Current Asset
Conversion feature of convertible debentures (Note 14)
Disclosure of financial assets [line items]
Current Asset
Non-Current Asset